OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Current and non-current balances (Details) $ in Thousands, in Millions	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Oct. 31, 2018 CLF ( )
Current and non-current balances
Current bonds issued and current portion of non-current bonds issued	$ 22,189,595	$ 21,038,064
Non-current portion of non-current bonds issued	721,950,553	704,048,747
CMF Registration N254 06.13.2001 Series B
Current and non-current balances
Notional amount	$ 1,891,186
Borrowings, interest rate	6.50%
Current bonds issued and current portion of non-current bonds issued	$ 7,160,809	6,598,389
Non-current portion of non-current bonds issued	46,659,296	52,132,023
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Notional amount	$ 1,500,000
Borrowings, interest rate	4.00%
Current bonds issued and current portion of non-current bonds issued	$ 630,731	614,152
Non-current portion of non-current bonds issued	42,464,910	41,348,685
CMF Registration N759 08.20.2013 Series C
Current and non-current balances
Notional amount	$ 250,000
Borrowings, interest rate	3.50%
Current bonds issued and current portion of non-current bonds issued	$ 7,168,907	7,069,487
Non-current portion of non-current bonds issued		6,891,448
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Notional amount	$ 4,000,000
Borrowings, interest rate	3.80%
Current bonds issued and current portion of non-current bonds issued	$ 1,587,051	1,545,334
Non-current portion of non-current bonds issued	113,239,760	110,263,160
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Notional amount	$ 3,000,000
Borrowings, interest rate	3.75%
Current bonds issued and current portion of non-current bonds issued	$ 1,048,938	1,027,009
Non-current portion of non-current bonds issued	84,929,828	82,697,378
CMF Registration N912 10.10.2018 Series F
Current and non-current balances
Notional amount	$ 5,700,000		5.7
Borrowings, interest rate	2.83%		2.83%
Current bonds issued and current portion of non-current bonds issued	$ 1,195,700	1,013,805
Non-current portion of non-current bonds issued	161,366,658	157,125,003
Bonds USA
Current and non-current balances
Notional amount	$ 365,000,000
Borrowings, interest rate	5.00%
Current bonds issued and current portion of non-current bonds issued	$ 3,397,459	3,169,888
Non-current portion of non-current bonds issued	273,290,101	253,591,050
Bonds payable (current)
Current and non-current balances
Notional amount	22,189,595	21,038,064
Current interest payable	$ 7,983,770	$ 7,856,274